Related Party Transactions - Schedule of Amounts Due from Related Parties (Details) - USD ($)		Mar. 31, 2026	Sep. 30, 2025
Hangzhou Qingniu [Member]
Related Party Transaction [Line Items]
Amounts due from related parties	[1]		$ 4
Hangzhou Shuige [Member]
Related Party Transaction [Line Items]
Amounts due from related parties	[1]	19
Huiyu Chuanggu [Member]
Related Party Transaction [Line Items]
Amounts due from related parties	[2]		1,474,926
Amounts due to related parties	[3]	7,028
Shuang Wu [Member]
Related Party Transaction [Line Items]
Amounts due from related parties	[4]	15,276	9,310,000
Qijia Yu [Member]
Related Party Transaction [Line Items]
Amounts due from related parties	[2]	1,943	1,404
EZGO [Member]
Related Party Transaction [Line Items]
Amounts due from related parties	[4]	3,022,500
Related Party [Member]
Related Party Transaction [Line Items]
Amounts due from related parties		3,039,738	10,786,334
Amounts due to related parties		7,028	12,772
Baiming Yu [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	[3]		$ 12,772

[1]	The balance represents account receivables from related parties.
[2]	The balance represents advances made to the related parties for the Group’s daily operational purposes.
[3]	The balance represents an advance from this related party for the Group’s daily operations, which is interest-free and has no fixed repayment term.
[4]	This balance represents a loan of $3,000,000 with an interest rate of 3% and will be matured on December 2026.